Information by industry segment and by geographical area (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales to customers		€ 66,919	€ 55,762	€ 72,286
Operating profit		8,012	2,157	(3,076)
Net provisions for contingencies		886	505	644
Depreciation and amortization		7,483	7,559	8,940
Net (impairments) reversals		(225)	(475)	6,534
Write-off		263	350	688
Share of profit (loss) of equity-accounted investments		(267)	(326)	(471)
Identifiable assets	[1]	89,816	99,068	112,028	[2]
Equity-accounted investments		3,511	4,040	2,853
Capital expenditure		8,681	9,180	11,302
Elimination of intragroup profits [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Operating profit				1,228
Continuing and discontinued operation [member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales to customers		66,919	55,762	82,550
Operating profit		8,012	2,157	(4,998)
Net provisions for contingencies		886	505	748
Depreciation and amortization		7,483	7,559	9,558
Net (impairments) reversals		(225)	(475)	7,124
Write-off		263	350	688
Share of profit (loss) of equity-accounted investments		(267)	(326)	(454)
Identifiable assets	[2]	89,816	99,068	112,028
Unallocated assets		25,112	25,477	26,973
Equity-accounted investments		3,511	4,040	2,987
Identifiable liabilities	[3]	33,876	33,931	40,198
Unallocated liabilities		32,973	37,528	41,394
Capital expenditure		8,681	9,180	11,302
Continuing and discontinued operation [member] | Exploration & Production Segment [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales from operations	[4]	19,525	16,089	21,436
Less: intersegment sales		(12,394)	(9,711)	(12,115)
Net sales to customers		7,131	6,378	9,321
Operating profit		7,651	2,567	(959)
Net provisions for contingencies		479	123	221
Depreciation and amortization		6,747	6,772	8,080
Net (impairments) reversals		(158)	(700)	5,212
Write-off		260	153	686
Share of profit (loss) of equity-accounted investments		(99)	(198)	(446)
Identifiable assets	[2]	66,661	75,716	73,073
Equity-accounted investments		1,234	1,626	1,884
Identifiable liabilities	[3]	17,273	17,433	17,742
Capital expenditure		7,739	8,254	9,980
Continuing and discontinued operation [member] | Gas & Power segment [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales from operations	[4]	50,623	40,961	52,096
Less: intersegment sales		(10,777)	(8,898)	(9,917)
Net sales to customers		39,846	32,063	42,179
Operating profit		75	(391)	(1,258)
Net provisions for contingencies		(20)	50	41
Depreciation and amortization		345	354	363
Net (impairments) reversals		(146)	81	152
Write-off		2	2	2
Share of profit (loss) of equity-accounted investments		(10)	19	(2)
Identifiable assets	[2]	11,058	12,014	14,290
Equity-accounted investments		509	592	690
Identifiable liabilities	[3]	8,851	8,923	9,313
Capital expenditure		142	120	154
Continuing and discontinued operation [member] | Refining & Marketing and Chemical segment [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales from operations	[4]	22,107	18,733	22,639
Less: intersegment sales		(2,336)	(1,605)	(2,007)
Net sales to customers		19,771	17,128	20,632
Operating profit		981	723	(1,567)
Net provisions for contingencies		182	171	148
Depreciation and amortization		360	389	454
Net (impairments) reversals		54	104	1,150
Write-off		1	195
Share of profit (loss) of equity-accounted investments		(57)	(3)	(20)
Identifiable assets	[2]	11,599	10,712	10,483
Equity-accounted investments		321	289	243
Identifiable liabilities	[3]	4,005	3,968	3,657
Capital expenditure		729	664	628
Continuing and discontinued operation [member] | Engineering & Construction [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales from operations	[4]			11,507
Less: intersegment sales				(1,243)
Net sales to customers				10,264
Operating profit				(694)
Net provisions for contingencies				104
Depreciation and amortization				618
Net (impairments) reversals				590
Share of profit (loss) of equity-accounted investments				17
Identifiable assets	[2]			13,608
Equity-accounted investments				134
Identifiable liabilities	[3]			5,861
Capital expenditure				561
Continuing and discontinued operation [member] | Corporate And Other Activities [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales from operations	[4]	1,462	1,343	1,468
Less: intersegment sales		(1,291)	(1,150)	(1,314)
Net sales to customers		171	193	154
Operating profit		(668)	(681)	(497)
Net provisions for contingencies		245	438	226
Depreciation and amortization		60	72	71
Net (impairments) reversals		25	40	20
Share of profit (loss) of equity-accounted investments		(101)	(144)	(3)
Identifiable assets	[2]	1,108	1,146	1,117
Equity-accounted investments		1,447	1,533	36
Identifiable liabilities	[3]	4,053	3,939	3,824
Capital expenditure		87	55	64
Continuing and discontinued operation [member] | Adjustments of intragroup profits [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Operating profit		(27)	(61)	(23)
Net provisions for contingencies			(277)	8
Depreciation and amortization		(29)	(28)	(28)
Identifiable assets	[2]	(610)	(520)	(543)
Identifiable liabilities	[3]	(306)	(332)	(199)
Capital expenditure		€ (16)	€ 87	(85)
Discontinued operations [member] | Engineering & Construction [Member]
DisclosureOfEntitysReportableSegmentsExplanatoryLineItems [Line Items]
Net sales to customers				(10,264)
Operating profit				694
Net provisions for contingencies				(104)
Depreciation and amortization				(618)
Net (impairments) reversals				(590)
Share of profit (loss) of equity-accounted investments				(17)
Equity-accounted investments				€ (134)

[1]	Each individual amount included herein was lower than €50 million.
[2]	Includes assets directly associated with the generation of operating profit.
[3]	Includes liabilities directly associated with the generation of operating profit.
[4]	Before elimination of intersegment sales.